Business Combination (Details) - Schedule of Estimated Fair Values of Assets and Liabilities			12 Months Ended
		Nov. 09, 2022 HKD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Sep. 11, 2023 HKD ($)	Sep. 11, 2023 USD ($)	Nov. 09, 2022 USD ($) $ / shares
Business Combination [Member]
Current assets
Cash and cash equivalents	[1]	$ 17,098,421						$ 2,183,009
Contracts receivable, net	[1]	24,091,968						3,075,898
Contracts receivable – related parties, net	[1]	764,350						97,587
Contract assets, net		12,043,784						1,537,668
Contract assets – related parties, net	[1]	73,820						9,425
Retention receivables, net	[1]	1,808,431						230,888
Other receivable	[1]	8,028,000						1,024,960
Advance and prepayment	[1]	416,351						53,156
Amount due from related parties	[1]	2,478,524						316,441
Total current assets		66,803,649						8,529,032
Non-current assets
Property and equipment, net	[2]	158,216						20,200
Total non-current assets		158,216						20,200
Total assets		66,961,865						8,549,232
Current liabilities
Bank borrowings	[1]	4,177,588						533,366
Accounts payable	[1]	19,122,072						2,441,375
Accrued expenses and other payables	[1]	44,200						5,643
Tax payable	[1]	4,135,626						528,008
Contract liabilities	[1]	28,176,823						3,597,424
Amount due to related parties	[1]	2,900,000						370,252
Total current liabilities		58,556,309						7,476,068
Total liabilities		58,556,309						7,476,068
Fair value of assets and liabilities		8,405,556						1,073,164
Fair value of consideration
Fair value of assets and liabilities of the Company		$ 8,405,556						$ 1,073,164
Number of shares issued by the Company (in Shares)		10,000
Fair value per share (in Dollars per share and Dollars per share) | (per share)		$ 840.56	$ 840.56		$ 107.31			$ 107.31
Fair value of additional 10,000 shares issued as the consideration		$ 8,405,556						$ 1,073,164
Liabilities assumed:
Accounts payable	[1]	(19,122,072)						(2,441,375)
Accrued expenses and other payables	[1]	(44,200)						(5,643)
Amount due to related parties	[1]	(2,900,000)						(370,252)
Tax payable	[1]	(4,135,626)						(528,008)
Total liabilities		$ (58,556,309)						$ (7,476,068)
Assets Acquired [Member]
Current assets
Cash and cash equivalents	[1]		$ 3,135,319		$ 400,296
Contracts receivable, net	[1]		24,775,327		3,163,144
Other receivable	[1]		10,159,457		1,297,091
Non-current assets
Property and equipment, net	[2]		16,074,002		2,052,219
Current liabilities
Accounts payable	[1]		35,692,631		4,556,991
Accrued expenses and other payables	[1]		14,903,200		1,902,739
Tax payable	[1]		765,464		97,729
Amount due to related parties	[1]		39,405,150		5,030,980
Total liabilities			107,887,650		13,774,357
Assets acquired:
Deposits paid	[1]		28,082,263		3,585,351
Fair value of assets acquired			82,226,368		10,498,101
Liabilities assumed:
Accounts payable	[1]		(35,692,631)		(4,556,991)
Accrued expenses and other payables	[1]		(14,903,200)		(1,902,739)
Amount due to related parties	[1]		(39,405,150)		(5,030,980)
Tax payable	[1]		(765,464)		(97,729)
Deposits received	[1]		(15,471,109)		(1,975,245)
Deferred tax liabilities	[1]		(1,650,096)		(210,673)
Total liabilities			(107,887,650)		(13,774,357)
Fair value of net liabilities as at the acquisition date			(25,661,282)		(3,276,256)
Total consideration (per above)			8,405,556	$ 1,073,164
Goodwill (Note 13)			$ 34,066,838		$ 4,349,420
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Current liabilities
Fair value of assets and liabilities
Liabilities assumed:
Goodwill (Note 13)	[3]					1,500,000	191,551
Total consideration						$ 1,500,000	$ 191,551

[1]	The carrying amounts reported are approximate to their respective fair values because of the short-term nature of these accounts.
[2]	Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors.
[3]	The goodwill that has arisen has been subsequently impaired during the year ended March 31, 2024.